TAXES PAYABLE (Tables)	6 Months Ended
Dec. 31, 2024
TAXES PAYABLE
Schedule of taxes payable

	June 30,	December 31,	December 31,
	2024	2024	2024
		RMB	US Dollars
	RMB	(Unaudited)	(Unaudited)
VAT payable	¥439,771	¥1,056,214	$144,701
Income tax payable	440,060	440,030	60,284
Other taxes payable	113,534	189,252	25,927
Total taxes payable	¥993,365	¥1,685,496	$230,912